S-K 1602, SPAC Registered Offerings	Jun. 03, 2026
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering (or 27 months from the closing of this offering if we have executed a definitive agreement for an initial business combination within 24 months from the closing of this offering) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we are unable to complete our business combination within 24 months (or 27 months if we have executed a definitive agreement for an initial business combination within 24 months from the closing of this offering), or such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per-share
price, payable in cash, equal to the aggregate amount then on deposit in the trust account including interest earned thereon (net of amounts withdrawn to fund working capital requirements, subject to the limitations described herein, and/or to pay our taxes (which shall exclude the 1% U.S. federal excise tax that was implemented by the Inflation Reduction Act of 2022 if any is imposed on us), and up to $100,000 of interest to pay dissolution expenses, divided by the number of then outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares included in the public units offered hereby at varying levels in the scenarios in which the over-allotment option is not exercised and exercised in full and assuming no additional capital is raised in connection with the initial business combination. See section entitled “Dilution” for more information.

As of March 31, 2026
OFFERING PRICE OF $10.00 PER UNIT	25% OF MAXIMUM REDEMPTION		50% OF MAXIMUM REDEMPTION		75% OF MAXIMUM REDEMPTION		MAXIMUM REDEMPTION
NTBV	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE	NTBV	DIFFERENCE BETWEEN NTBV AND OFFERING PRICE
Assuming Full Exercise of Over-Allotment Option
$7.46	$6.91	$3.09	$5.98	$4.02	$4.15	$5.85	$(1.27)	$11.27
Assuming No Exercise of Over-Allotment Option
$7.45	$6.89	$3.11	$5.96	$4.04	$4.12	$5.88	$(1.30)	$11.30

SPAC Offering Prospectus Summary [Line Items]
De-SPAC Consummation Timeframe, Duration	24 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may be unable to consummate our initial business combination within such
24-month
(or
27-month)
period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to further extend the date by which we must consummate our initial business combination. If we seek shareholder approval for an extension, and the related amendments are implemented by our board of directors, holders of our public Class A ordinary shares will be offered an opportunity to redeem their shares, subject to applicable law.
De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we seek shareholder approval for an extension, and the related amendments are implemented by our board of directors, holders of our public Class A ordinary shares will be offered an opportunity to redeem their shares, subject to applicable law.
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of extensions that we may seek
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend, our initial shareholders may lose their entire investment in our founder shares.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true